Taxes - Income before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
U.S. operations	$ (6,602)	$ (2,654)	$ (2,349)
Non-U.S. operations	7,758	7,491	4,921
Income from continuing operations before income taxes	$ 1,156	$ 4,837	$ 2,572